Financial Instruments (Details) - Schedule of financial instruments measured at fair value $ in Thousands	Dec. 31, 2021 USD ($)
Level 1 [Member]
Financial asset
Convertible debt instrument (see Note 19B(1))	$ 187
Level 2 [Member]
Financial asset
Convertible debt instrument (see Note 19B(1))	$ 187